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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                       Greenwich, CT         May 17, 2010
-------------------------------------   -------------------   ------------------
             (Signature)                   (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            13
Form 13F Information Table Value Total:    12,270,316
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number            Name
---   --------------------            ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.
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                       FORM 13F Information Table - Public

      Column 1:       Column 2: Column 3:  Column 4:      Column 5:        Column 6  Column 7:            Column 8:
--------------------- --------- --------- ---------- ------------------- ----------- --------- ------------------------------
                                             Fair
                                            Market    Shares or                                       Voting Authority
                       Title of   CUSIP      Value    Principal SH/ Put/  Investment   Other   ------------------------------
    Name of Issuer      Class    Number   (x $1,000)   Amount   PRN Call  Discretion  Managers  (a) Sole  (b) Shared (c) None
--------------------- --------- --------- ---------- ---------- --- ---- ----------- --------- ---------- ---------- --------
ACXIOM CORP           COM       005125109     17,943  1,000,000 SH           SOLE               1,000,000
AUTONATION INC        COM       05329W102    103,396  5,718,787 SH         DEFINED       1      5,718,787
AUTONATION INC        COM       05329W102  1,290,027 71,351,072 SH           SOLE              71,351,072
AUTOZONE INC          COM       053332102    646,535  3,735,252 SH         DEFINED       1      3,735,252
AUTOZONE INC          COM       053332102  2,692,578 15,555,944 SH           SOLE              15,555,944
CAPITAL ONE FINL CORP COM       14040H105    378,607  9,142,892 SH           SOLE               9,142,892
CIT GROUP INC         COM NEW   125581801    176,410  4,527,973 SH           SOLE               4,527,973
CITIGROUP INC         COM       172967101    126,563 31,250,000 SH           SOLE              31,250,000
GENWORTH FINL INC     COM CL A  37247D106    148,554  8,100,000 SH           SOLE               8,100,000
SEARS HLDGS CORP      COM       812350106      1,191     10,977 SH         DEFINED       1         10,977
SEARS HLDGS CORP      COM       812350106  6,657,371 61,397,873 SH           SOLE              61,397,873
SLM CORP              COM       78442P106     13,736  1,097,100 SH           SOLE               1,097,100
WELLS FARGO & CO NEW  COM       949746101     17,405    559,290 SH           SOLE                 559,290